Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of investments

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Listed
At fair value through OCI[1]	142.4	114.5
Other[2]	47.2	46.5
Investments	189.6	161.0
O3 Mining - recognised as an asset held for sale[3]	—	(21.1)
Total investments	189.6	139.9
[1]The listed investments comprise mainly investments in Founders Metals Inc. of US$39.1 million (2024: US$nil), Galiano Gold Inc. of US$nil (2024: US$62.8 million), Tesoro
Gold Limited shares of US$20.1 million (2024: US$4.1 million), Mineral Resources Limited of US$23.8 million (2024: US$13.9 million), O3 Mining of US$nil (2024: US$21.1 million), Yandal Resources Limited of US$9.1 million (2024: US$nil), Onyx Gold Corporation of US$9.3 million (2024: US$0.4 million) and Vior of US$7.3 million (2024:
US$nil). Refer note 46 for further details of listed investments.
[2]Other comprises listed bonds of US$40.0 million (2024: US$37.2 million) and other non-listed investments and warrants of US$7.2 million (2024: US$9.3 million).
[3]Refer note 16 for further details regarding the recognition of O3 Mining as an asset held for sale.